MARKET RISK BENEFITS	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
MARKET RISK BENEFITS	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed rate annuities and fixed index annuities in the accumulation phase and non-variable group annuity contracts.
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2024	2023
Policyholders’ account balances:
Annuities	$80,046	$22,456
Life Insurance	2,107	1,975
Embedded derivative adjustments and other(1)	926	508
Total policyholders’ account balances	$83,079	$24,939
__________________________
(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$22,456	$1,975	$24,431
Acquisition from business combination(1)	61,296	—	61,296
Issuances	11,647	62	11,709
Derecognition(2)	(7,402)	—	(7,402)
Premiums received	113	423	536
Policy charges	(463)	(374)	(837)
Surrenders and withdrawals	(9,221)	(66)	(9,287)
Interest credited	2,484	87	2,571
Benefit payments	(671)	—	(671)
Other	(193)	—	(193)
Balance, end of year	$80,046	$2,107	$82,153

Weighted average crediting rate	4%	4%
Net amount at risk(3)	$12,475	$38,733
Cash surrender value	$73,832	$1,860
__________________________
(1)The amount excludes $177 million of liabilities relating to supplemental contracts, which are included in “Embedded derivative adjustments and other” line in the table of reconciliation to the balance on the statements of financial position within this note.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain policyholder’s account balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$17,845	$1,899	$19,744
Issuances	4,559	84	4,643
Premiums received	2,021	399	2,420
Policy charges	(76)	(362)	(438)
Surrenders and withdrawals	(2,400)	(110)	(2,510)
Interest credited	472	65	537
Benefit payments	(35)	—	(35)
Other	70	—	70
Balance, end of year	$22,456	$1,975	$24,431

Weighted average crediting rate	2%	3%
Net amount at risk	$1,285	$38,365
Cash surrender value	$21,780	$1,796

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$4,677	$—	$4,677
Acquisition from business combination	11,575	1,921	13,496
Issuances	1,381	45	1,426
Premiums received	1,091	226	1,317
Policy charges	(38)	(273)	(311)
Surrenders and withdrawals	(918)	(38)	(956)
Interest credited	128	25	153
Benefit payments	(28)	—	(28)
Other	(23)	(7)	(30)
Balance, end of year	$17,845	$1,899	$19,744

Weighted average crediting rate	1%	1%
Net amount at risk	$597	$35,899
Cash surrender value	$5,177	$1,694
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,963	$2,838	$3,768	$4,787	$—	$15,356
	1% - 2%	1,501	341	1,159	1,826	—	4,827
	2% - 3%	1,839	411	159	9,321	—	11,730
	Greater than 3%	282	7	2	9	—	300
	Other(1)	—	—	—	—	47,833	47,833
	Total	$7,585	$3,597	$5,088	$15,943	$47,833	$80,046

Life Insurance	1% - 2%	$32	$2	$60	$735	$—	$829
	2% - 3%	422	—	222	—	—	644
	Greater than 3%	634	—	—	—	—	634
	Total	$1,088	$2	$282	$735	$—	$2,107

AS OF DEC. 31, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$2,485	$710	$690	$764	$—	$4,649
	1% - 2%	668	430	1,959	2,137	—	5,194
	2% - 3%	827	409	56	4,224	—	5,516
	Greater than 3%	263	7	1	1	—	272
	Other(1)	—	—	—	—	6,825	6,825
	Total	$4,243	$1,556	$2,706	$7,126	$6,825	$22,456

Life Insurance	1% - 2%	$168	$2	$140	$371	$—	$681
	2% - 3%	415	—	219	—	—	634
	Greater than 3%	654	—	—	—	—	654
	Other(1)	—	—	—	—	6	6
	Total	$1,237	$2	$359	$371	$6	$1,975
__________________________
(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.
In the third quarter of 2024, the Company performed its annual assumptions review relating to its policyholders’ account balances. The Company updated assumptions relating to option budget, utilization and policyholder lapse rates which resulted in a $60 million increase in the policyholders’ account balances. In 2023 and 2022, the Company performed its annual assumptions review in the fourth quarter, resulting in no material changes to the value of policyholders’ account balances.
MARKET RISK BENEFITS
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Balance, beginning of year	$55	$114	$68
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	39	112	67
Acquisition from business combination(1)	2,420	—	216
Derecognition(2)	(129)	—	—
Issuance	7	89	27
Interest accrual	103	6	3
Attributed fees collected	159	45	28
Benefits payments	—	—	—
Effect of changes in interest rates	(112)	(106)	49
Effect of changes in equity markets	30	70	3
Effect of changes in equity index volatility	(119)	(129)	(29)
Effect of changes in future expected policyholder behavior	2	(13)	(4)
Effect of changes in other future expected assumptions	83	(33)	(204)
Balance, end of year, before the effect of changes in the instrument-specific credit risk	2,483	41	156
Effect of changes in the ending instrument-specific credit risk	316	14	(42)
Balance, end of year	2,799	55	114
Less: Reinsured MRB, end of year	(526)	—	—
Balance, end of year, net of reinsurance	$2,273	$55	$114

Net amount at risk(3)	$12,051	$868	$1,050
Weighted average attained age of contract holders (years)	71	66	65
__________________________
(1)See Note 16 for the details of the measurement period adjustment to market risk benefits liability included within the 2024 amount, which was assumed upon the Company’s acquisition of AEL in May 2024.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2024			2023
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$856	$(3,655)	$(2,799)	$34	$(89)	$(55)
In the third quarter of 2024, the Company performed its annual assumptions review relating to its market risk benefits liability. The Company updated assumptions related to option budgets and policyholder lapse rates, resulting in a $40 million decrease in market risk benefits liabilities. In 2023 and 2022, the Company performed its annual assumptions review in the fourth quarter, resulting in no material changes to the market risk benefits liability.
STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS
The Company’s insurance subsidiaries are subject to insurance laws and regulations in the jurisdictions in which they operate, including the U.S., Bermuda, Canada and the Cayman Islands. Certain regulations include restrictions that limit the dividends or other distributions, such as loans or cash advances, available to stockholders without prior approval of the insurance regulatory authorities. The differences between financial statements prepared for insurance regulatory authorities and GAAP financial statements vary by jurisdiction.
U.S. Statutory Requirements
The Company’s U.S. insurance subsidiaries prepare financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of each subsidiary’s state of domicile, which include certain components of the National Association of Insurance Commissioners (“NAIC”) Statutory Accounting Principles (“SAP”). NAIC SAP is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting practices continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the statutory capital and surplus of these insurance subsidiaries.
Statutory accounting differs from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefits liabilities using different actuarial assumptions and valuing securities on a different basis. In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus.
The Company’s U.S. insurance subsidiaries are subject to certain Risk Based Capital (“RBC”) requirements as defined by the NAIC. RBC requirements require a certain amount of capital and surplus to be maintained based upon various risk factors of each insurance company.
The Company’s insurance subsidiaries in the U.S. met the minimum regulatory requirements.
Bermuda Statutory Requirements
The Company’s Bermuda-domiciled insurance subsidiaries are licensed by the Bermuda Monetary Authority (“BMA”) and are subject to the Insurance Act 1978, as amended (the “Bermuda Insurance Act”).
These subsidiaries prepare financial statements on two bases as required by the BMA, which are statutory financial statements and the Economic Balance Sheet (“EBS”) statements. The statutory financial statements are generally equivalent to GAAP financial statements, with the exception of prudential filters, which include adjustments to eliminate non-admitted assets non-admissible for solvency purposes, and permitted practices granted by the BMA. Additionally, the BMA implemented the EBS framework into the Bermuda Solvency Capital Requirement (“BSCR”), which is a risk-based model that takes into account the risk characteristics of different aspects of the insurance company’s business.
Under the Bermuda Insurance Act, these subsidiaries are required to maintain minimum statutory capital and surplus to meet the minimum solvency margin (“MSM”) and minimum EBS capital and surplus to meet the Enhanced Capital Requirement (“ECR”) as determined by the BMA. The ECR is calculated based on the BSCR model.
The Company’s insurance subsidiaries in Bermuda met the minimum regulatory requirements.
Other Statutory Requirements
The Company’s Canadian insurance subsidiary, BAC, prepares statutory financial statements under IFRS Accounting Standards, which also comply with specifications provided by the Office of the Superintendent of Financial Institutions (“OSFI”). BAC is subject to the Life Insurance Capital Adequacy Test (“LICAT”), as determined by OSFI, which requires a life insurance company to maintain a certain amount of capital and surplus, subject to prescribed adjustments, to meet the minimum LICAT ratio. BAC met the minimum regulatory requirements.
The Company’s Cayman insurance subsidiary, NER SPC, is licensed by the Cayman Islands Monetary Authority (“CIMA”). As of December 31, 2024, no insurance liabilities were ceded to NER SPC, and therefore regulatory minimum capital requirements did not apply.
Statutory Financial Information
The following table provides the statutory capital and surplus of the Company’s significant insurance entities.
Note that for certain of these insurance entities, the statutory financial statements and returns as of and for the year ended December 31, 2024 are due to be submitted to the relevant regulatory authorities after the date of this Form 20-F. Accordingly, the figures in tables below as of and for the year ended December 31, 2024 do not represent final figures.

AS OF DEC. 31 US$ MILLIONS	2024	2023
ANGI:
American Equity Investment Life Insurance Company(1)	$3,214	N/A
American National Insurance Company	2,264	$2,363
Freestone Re Ltd.(2)	1,345	595
Other(3)	2,045	1,986
Argo Re Ltd.	1,514	1,195
NER Ltd.	135	91
BAC	460	419
NER SPC(2)	85	965
__________________________
(1)Statutory capital and surplus as of December 31, 2023 is not provided as the Company acquired AEL on May 2, 2024.
(2)The movement in the capital position for Freestone Re Ltd. and NER SPC is driven by an internal reorganization through intercompany reinsurance transactions whereby certain assets and liabilities were transferred between the entities, and incremental assets and liabilities were ceded from American Equity Investment Life Insurance Company to Freestone Re Ltd.
(3)Includes the remaining ANGI P&C and life insurance entities.
The following table presents the statutory net income (loss) of the Company’s primary insurance entities.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
American Equity Investment Life Insurance Company(1)	$(747)	N/A	N/A
American National Insurance Company	(243)	$(362)	$335
Freestone Re Ltd.	625	150	107
Argo Re Ltd.(2)	(117)	(177)	N/A
BAC	48	15	43
NER Ltd.	48	(2)	(16)
NER SPC	135	192	245
__________________________
(1)Statutory net income (loss) for the years ended December 31, 2023 and 2022 are not provided as the Company acquired AEL on May 2, 2024. Statutory net income (loss) for year ended December 31, 2024 presented above represents amounts reported to its regulator and are inclusive of income and expenses prior to the Company’s acquisition of AEL.
(2)Statutory net income (loss) for the year ended December 31, 2022 is not provided as the Company acquired Argo on November 16, 2023. Statutory net income (loss) for the year ended December 31, 2023 presented above represents amounts reported to is regulators and are inclusive of income and expenses prior to the Company’s acquisition of Argo.
Prescribed and Permitted Statutory Accounting Practices
Certain insurance subsidiaries of ANGI use prescribed and permitted statutory accounting practices that differ from the statutory accounting practices found in NAIC SAP. These prescribed and permitted practices are described as follows:
•American National Property and Casualty Company (“ANPAC”) has been granted a permitted practice from the Nebraska Department of Insurance to record as the valuation of its investment in a wholly-owned subsidiary that is the attorney-in-fact for a Texas domiciled insurer, the statutory capital and surplus of the Texas domiciled insurer. This permitted practice increased the statutory capital and surplus of ANPAC by $65 million and $71 million as of December 31, 2024 and 2023, respectively. The statutory capital and surplus of ANPAC would have remained above the authorized control level RBC had it not used the permitted practice.
•American Equity Investment Life Insurance Company (“AEILIC”) has been granted a permitted practice by the Iowa Insurance Division which allows for call option derivative instruments hedging the interest credited on fixed indexed annuities to be recorded at amortized cost. The permitted practice lowered statutory capital and surplus by $91 million as of December 31, 2024. AEILIC also uses a prescribed practice which defines the mortality table allowed for determining the minimum standard of valuation of reserve liabilities for annuities. The use of this prescribed practice resulted in higher statutory capital and surplus of $51 million as of December 31, 2024. The statutory capital and surplus of AEILIC would have remained above the authorized control level RBC had it not used these permitted and prescribed practices.
•AEILIC cedes certain lifetime income benefit rider payments in excess of policyholder fund values to three subsidiaries in Vermont: AEL Re Vermont, AEL Re Vermont II and AEL Re Vermont III. The Vermont subsidiaries have been granted permitted practices from the Vermont Department to recognize as an admitted asset an excess of loss reinsurance agreement with a third party which reinsures the lifetime income benefit rider payments in excess of policyholder fund values upon exhaustion of a funds withheld account balance. The permitted practice increased the statutory capital of these Vermont entities by $5.3 billion as of December 31, 2024. Without such permitted practices, the RBC at the Vermont entities would fall below the minimum regulatory requirements.
Statutory Dividend Restrictions
The ability of the Company’s insurance subsidiaries to pay dividends, or other distributions, to their parent companies (and ultimately the Company) is subject to certain restrictions imposed by the jurisdictions of domicile that regulate these insurance subsidiaries, and each jurisdiction typically has calculations for the amount of dividends that an insurance company can pay without the prior approval of the insurance regulatory authorities.
The following provides a summary of statutory restrictions on the payment of dividends for the Company’s insurance subsidiaries in various jurisdictions:
•U.S. insurance entities – Various state insurance laws restrict the amount that may be transferred to the parent company by its insurance subsidiaries in the form of dividends without prior approval of the insurance regulatory authorities. These restrictions are based, in part, on the prior year’s statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior regulatory approval. Dividends in larger amounts, or extraordinary dividends, are subject to the approval by the insurance commissioner of the applicable state of domicile.
The following outlines the ordinary dividend capacity of ANGI’s primary U.S. insurance subsidiaries during 2025:
◦AEILIC – $321 million;
◦American National Insurance Company – $225 million;
◦American National Life Insurance Company of New York – $35 million;
◦ANPAC – $77 million; and
◦Farm Family Casualty Insurance Company – $40 million.
The following are dividend restrictions applicable to Argo’s U.S. insurance subsidiaries during 2025:
◦Argonaut Insurance Company – $150 million.
•Bermuda insurance entities – Under the Bermuda Insurance Act, Bermuda insurance entities are generally prohibited from declaring or paying, in any financial year, dividends of more than 25% of its prior year’s total statutory capital and surplus unless it files with the BMA an affidavit signed by at least two directors and the principal representative in Bermuda stating that it will continue to meet its relevant margins. In 2025, this amount equates to $395 million for Freestone Re Ltd., $378 million for Argo Re Ltd. and $34 million for NER Ltd.
•Other insurance entities – As a Canadian insurance subsidiary, BAC may declare dividends subject to it continuing to meet its capital requirements and maintaining adequate and appropriate forms of liquidity in addition to complying with related regulations under the Insurance Companies Act (Canada) and requirements of OSFI. As an insurance subsidiary domiciled in the Cayman Islands, NER SPC is required to notify and/or seek approval from CIMA prior to the payment of dividends or distributions to its parent company.